STOCK FUNDS PROSPECTUS


                                NOVEMBER 1, 2004





                              MID CAP GROWTH FUND

                             SMALL CAP GROWTH FUND



















                                     [LOGO]
                                Sit Mutual Funds
                                ----------------


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SIT MUTUAL FUNDS

Stock Funds Prospectus


NOVEMBER 1, 2004




MID CAP GROWTH FUND

SMALL CAP GROWTH FUND














THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents








INTRODUCTION                                                                  1

FUND SUMMARIES

        Investment Objectives and Principal Investment Strategies
                MID CAP GROWTH FUND                                           2
                SMALL CAP GROWTH FUND                                         3
        Principal Investment Risks                                            4
        Portfolio Holdings                                                    5
        Performance
                Annual Total Returns                                          6
                Average Annual Total Returns                                  7
        Fees and Expenses                                                     9

FUND MANAGEMENT
        Investment Adviser                                                   11
        Portfolio Management                                                 12
        Distributor                                                          12
        Custodian and Transfer Agent                                         12

SHAREHOLDER INFORMATION
        Share Price                                                          13
        When Orders are Effective                                            14
        Investing Through Financial Intermediaries                           14
        Other Account Policies                                               15
        Purchasing Shares                                                    17
        Selling Shares                                                       18
        General Rules for Purchasing & Selling Shares                        19
        Dividends and Distributions                                          20
        Taxes                                                                21
        Retirement and other Tax-Deferred Accounts                           22
        Mailing of Regulatory Documents                                      22
        Privacy Policy                                                       22

ADDITIONAL INFORMATION
        Other Securities, Investment Practices, and Policies                 23
        Financial Highlights
                MID CAP GROWTH FUND                                          25
                SMALL CAP GROWTH FUND                                        26
        For More Information                                         back cover

FUND SUMMARIES
--------------------------------------------------------------------------------


Introduction



SIT MUTUAL FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.


This Prospectus describes two of the eight stock funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

FUND SUMMARIES
--------------------------------------------------------------------------------


Fund Summaries



MID CAP GROWTH FUND


INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the common stocks of companies with capitalizations of $2 billion to $15 billion at the time of purchase.

The Adviser invests in domestic growth-oriented medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

> unique product or service,
> growing product demand,
> dominant and growing market share,
> management experience and capabilities, and > strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.


RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, and Smaller Company Risk. See page 4 for a discussion of these risks.

[SIDEBAR]
THE FUND INVESTS IN COMPANIES HAVING A MARKET CAPITALIZATION OF $2 BILLION TO $15 BILLION.

FUND SUMMARIES
--------------------------------------------------------------------------------


SMALL CAP GROWTH FUND


INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of companies with capitalizations of $2.5 billion or less at the time of purchase.

The Adviser invests in domestic growth-oriented small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential forabove average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:

>unique product or service,
>growing product demand,
>dominant and growing market share,
>management experience and capabilities, and
>strong financial condition.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.


RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Growth Style Investing Risk, Smaller Company Risk and Liquidity Risk. See page 4 for a discussion of these risks.



[SIDEBAR]
THE FUND INVESTS IN COMPANIES HAVING A MARKET CAPITALIZATION OF $2.5 BILLION OR LESS.

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FUND SUMMARIES
--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT RISKS


All investments carry some degree of risk which will affect the value of a Fund's investments, investment performance, and price of its shares. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The principal risks of investing in the Funds include:


RISKS THAT APPLY TO BOTH FUNDS

> Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economicconditions. Stock prices may decline over short or extended periods.

> Management Risk: A strategy used by the investment management team may not produce the intended results.

> Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Funds invest in growth style stocks. The Funds' performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.

> Smaller Company Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.


RISK THAT APPLIES PRIMARILY TO THE SMALL CAP
GROWTH FUND

> Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

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FUND SUMMARIES
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

Each Funds' portfolio holdings are included in that Fund's annual and semi-annual financial statements. Additionally, a complete portfolio holdings report is filed quarterly with the SEC on Form N-Q and is available on the SEC Website at www.sec.gov or upon request from a Sit Investor Service Representative. A complete description of the Funds' portfolio holdings disclosure policies is available in the Funds' Statement of Additional Information.

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FUND SUMMARIES
--------------------------------------------------------------------------------


PERFORMANCE

The following bar charts show the Funds' annual total returns for calendar years ended 12/31. This information illustrates how each Fund's performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund's past performance does not necessarily indicate how it will perform in the future. The bar charts assume that all distributions have been reinvested.


ANNUAL TOTAL RETURNS FOR CALENDAR YEARS ENDED 12/31


                                  [BAR CHART]


                              MID CAP GROWTH FUND

 1994    1995    1996    1997   1998    1999    2000     2001    2002    2003
--------------------------------------------------------------------------------
-0.47%  33.64%  21.87%  17.70%  6.84%  70.65%  -4.35%  -33.39%  -34.64%  38.51%
--------------------------------------------------------------------------------

    The Fund's year-to-date return as of 9/30/04 (not annualized) was +2.01%

           Best Quarter: 45.95% (4Q99) Worst Quarter: -30.80% (3Q01)


[SIDEBAR]
FUND PERFORMANCE MAY BE MATERIALLY DIFFERENT BY THE TIME YOU RECEIVE THIS PROSPECTUS. FOR MORE CURRENT PERFORMANCE INFORMATION, CALL 800-332-5580 OR VISIT WWW.SITFUNDS.COM.

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FUND SUMMARIES
--------------------------------------------------------------------------------


ANNUAL TOTAL RETURNS (CONTINUED)


                                  [BAR CHART]

                             SMALL CAP GROWTH FUND

      1995   1996    1997   1998    1999    2000    2001     2002     2003
--------------------------------------------------------------------------------
     52.16%  14.97%  7.63%  1.97%  108.63%  6.25%  -28.19%  -26.22%  34.57%
--------------------------------------------------------------------------------

    The Fund's year-to-date return as of 9/30/04 (not annualized) was -5.15%

           Best Quarter: 64.59% (4Q99) Worst Quarter: -25.70% (3Q01)



AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/03

The following tables show the Funds' average annual total returns before and after taxes and the change in value of a broad-based market index over various periods ended December 31, 2003. The index information is intended to permit you to compare each Fund's performance to a broad measure of market performance. The after-tax returns are intended to show the impact of federal income taxes on an investment in a Fund. The highest individual federal marginal income tax rate in effect during the specified period is assumed, and the state and local tax impact is not reflected.

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FUND SUMMARIES
--------------------------------------------------------------------------------


A Fund's "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the fund shares at the end of the period and so do not have any taxable gain or loss on your investment in the Fund.

A Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The Funds' past performance, before and after taxes, is not an indication of how the Funds will perform in the future. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or IRA account).


MID CAP GROWTH FUND                                                           1 Year          5 Years       10 Years
-----------------------------------------------------------------------------------------------------------------------
   RETURN BEFORE TAXES                                                        38.51%         -0.32%          7.21%
   RETURN AFTER TAXES ON DISTRIBUTIONS                                        38.51          -1.42           4.93
   RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                32.73          -0.10           5.61
S&P MidCap 400 Index (1)(2)                                                   35.62           9.21          13.92
   (1) Reflects no deduction for fees, expenses or taxes.
   (2) An unmanaged index which measures to performance of 400 widely held common stocks of mid cap companies.


                                                                                                            Since
                                                                                                            Inception
SMALL CAP GROWTH FUND                                                         1 Year          5 Years       (7/1/94)
-----------------------------------------------------------------------------------------------------------------------
RETURN BEFORE TAXES                                                           34.57%          9.59%         13.69%
RETURN AFTER TAXES ON DISTRIBUTIONS                                           34.57           9.51          12.90
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES                   29.38           8.35          11.90
Russell 2000 Index (1)(2)                                                     47.25           7.13          10.72
   (1) Reflects no deduction for fees, expenses or taxes.
   (2) An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index
       (an index of the 3,000 largest U.S. companies based on total market capitalization).

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FUND SUMMARIES
--------------------------------------------------------------------------------


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load so you will not pay sales charges (loads) or exchange fees when you buy or sell shares of the Funds. However, shares of each Fund held for less than 30 calendar days are subject to a redemption fee of 2.00%, based on the redeemed shares' market value.

SHAREHOLDER FEES (fees paid directly from your investment)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Contingent
                                                                                                         Redemption Fee
                                                                                                     (only shares held
                                                                                                     less than 30 days)
                                                                                                     ------------------
Mid Cap Growth                                                                                                    2.00%
Small Cap Growth                                                                                                  2.00%



ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
(expenses that are deducted from Fund assets)
-----------------------------------------------------------------------------------------------------------------------
                                                                                                           Total Annual
                                                 Management       Distribution               Other       Fund Operating
                                                       Fees       (12b-1) Fees            Expenses             Expenses
                                                 ----------       ------------            --------       --------------
Mid Cap Growth                                        1.25%(1)            None                None                1.25% (1)
Small Cap Growth                                      1.50%               None                None                1.50%

(1) Management fees do NOT reflect the Adviser's waiver of fees. Actual expenses are LOWER than those shown in the table because of a voluntary fee waiver by the Adviser. As a result of the fee waiver, the actual management fee paid by the Mid Cap Growth Fund was 1.15% of the Fund's average daily net assets at June 30, 2004. After December 31, 2005, this fee waiver may be terminated at any time by the Adviser.

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FUND SUMMARIES
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EXAMPLE

This example is intended to help you compare the cost of investing in each Fund (before any fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                         1-Year     3-Years        5-Years         10-Years
--------------------------------------------------------------------------------
Mid Cap Growth            $128       $399           $690            $1,518
Small Cap Growth          $154       $477           $824            $1,801


EARLY REDEMPTION FEE

Each Fund charges a redemption fee on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders. It is chadiscourage short-term trading of the Fund by market timers or other investors who do not share the long-term strategy of the Fund, and to reduce the expenses of long-term shareholders by reducing the trading costs and other costs associated with short-term investments in the Fund.

The "first-in, first out" (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the fee applies.

A redemption fee will not be charged on shares acquired by reinvestment of dividends or distributions from a Fund, or held in an account of a qualified retirement plan, such as a 410(k) plan.

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FUND MANAGEMENT
--------------------------------------------------------------------------------


Fund Management


INVESTMENT ADVISER

Sit Investment Associates, Inc. (the "Adviser"), 3300 IDS Center, 80 South Eighth Street, Minneapolis, Minnesota 55402, is the Funds' investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2004, the Adviser and its affiliates had approximately $6.3 billion in assets under management, including approximately $1.4 billion for the 14 Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the "Agreements"), the Adviser manages each Fund's business and investment activities, subject to the authority of the board of directors. The Agreements require the Adviser to bear each Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:


                                                       ADVISORY FEE AS A % OF
FUND                                                 AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                                     1.15%(1)
Small Cap Growth Fund                                                   1.50%


--------------------------------------------------------------------------------
(1) Net of a voluntary fee waiver. The contractual fee (without waiver) for the Mid Cap Growth Fund is 1.25% per year of the Fund's average daily net assets. After December 31, 2005, the fee waiver may be terminated at any time by the Adviser.

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FUND MANAGEMENT
--------------------------------------------------------------------------------



PORTFOLIO MANAGEMENT

The Funds' investment decisions are made by a team. Eugene C. Sit is the Adviser's Chief Investment Officer and oversees the investment decisions for the Funds. Peter L. Mitchelson is the Adviser's President and Chief Strategist. Roger J. Sit is the Adviser's Executive Vice President - Research and Investment Management. Mr. Eugene C. Sit and Mr. Mitchelson have been with the Adviser and each of the Funds since their inception. Mr. Roger Sit joined the Adviser in 1998 with 9 years of investment management experience.



DISTRIBUTOR

SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds' shares only to certain institutional and individual investors and all other sales of the Funds' shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various financial institutions and brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.



CUSTODIAN AND TRANSFER AGENT

The Northern Trust Company, located at 50 South LaSalle Street, Chicago, IL 60675, is the Custodian for the Funds.

PFPC Inc., located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Funds.


[SIDEBAR]
THE CUSTODIAN HOLDS THE FUNDS' SECURITIES AND CASH, RECEIVES AND PAYS FOR SECURITIES PURCHASED, DELIVERS AGAINST PAYMENT FOR SECURITIES SOLD, RECEIVES AND COLLECTS INCOME FROM INVESTMENTS AND PERFORMS OTHER ADMINISTRATIVE DUTIES.

[SIDEBAR]
THE TRANSFER AGENT PROCESSES PURCHASE ORDERS, REDEMPTION ORDERS AND HANDLES ALL RELATED SHAREHOLDER ACCOUNTING SERVICES.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



Shareholder Information


SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value ("NAV") per share, which is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate.

NAV is based on the market value of the securities in a Fund's portfolio which are valued on the basis of market quotations or official closing prices. When market quotations or official closing prices are not readily available, fair value is determined in good faith by the Adviser using methods approved by the board of directors. If an event that is likely to affect materially the value of a portfolio security occurs after the relevant market has closed (but before the calculation of a Fund's NAV), it may be necessary to determine the fair value of the security in light of that event, and price the security at the fair value. This situation is most likely to occur with respect to a foreign security that trades on a foreign exchange. Events that materially affect the value of a security may occur in a particular geographic region, or be specific to a particular industry, or affect only one particular company. For example, a natural disaster may affect the operations of companies located in the affected geographic region, which may require the Fund to determine the fair value of portfolio securities issued by such companies in light of such event. The Funds will determine NAV using the fair value price of a security in order to ensure that the prices of the securities reflect their value as of the time set for NAV calculation.

Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values.

Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid untilthe security's maturity without regard to fluctuating interest rates.


[SIDEBAR]
A FUND'S SHARE PRICE OR NAV IS DETERMINED BY ADDING THE TOTAL VALUE OF A FUND'S INVESTMENTS AND OTHER ASSETS (INCLUDING ACCRUED INCOME), SUBTRACTING ITS LIABILITIES, AND THEN DIVIDING THAT FIGURE BY THE NUMBER OF OUTSTANDING SHARES OF THE FUND.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the NYSE is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED BY THE FUNDS OR THEIR AGENTS PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE PROCESSED AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. ACH PURCHASES ARE INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUNDS IF YOU CALL THE FUNDS PRIOR TO THE CLOSE OF THE NYSE. Your bank account will be debited within 1 to 2 business days.

IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.



INVESTING THROUGH FINANCIAL INTERMEDIARIES

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

The Funds may authorize certain institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers), to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Funds. A Fund will be deemed to have received an order when the order is received by the authorized intermediary, in good form, and the order will be priced at the Fund's per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Funds (or their transfer agent) within agreed-upon time periods. Investors purchasing shares through a financial intermediary should read their account agreements carefully. A financial intermediary's requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees and other charges.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



OTHER ACCOUNT POLICIES

PURCHASE RESTRICTIONS

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, see the discussion regarding "Excessive Trading in Fund Shares" below.


EXCESSIVE TRADING IN FUND SHARES

The Funds discourage excessive short-term trading that could be disruptive to the management of a Fund. When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Excessive trading also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to satisfy a redemption request, and may increase brokerage expenses. These factors may hurt a Fund's performance and its shareholders.

The Funds may, in the Funds' discretion, reject any purchase or exchange order from a shareholder if the Funds determine that the shareholder's short-term trading activity is excessive. The Funds' Boards of Directors have approved policies and procedures designed to discourage excessive trading in Fund shares. For example, the Funds (except for the Balanced Fund) impose a redemption fee on shares held for less than 30 calendar days (see "Early Redemption Fee" in the "Fees and Expenses" section above). Additionally, the Funds monitor purchase orders and investigate orders that exceed certain thresholds and attempt to confirm that the investment is not being made for a short-term. It should be noted that the ability of the Funds to monitor and limit excessive short-term trading of shareholders investing in a Fund through the omnibus account of a financial intermediary may be significantly limited or absent where the intermediary maintains the underlying shareholder accounts.


ACCOUNTS WITH LOW BALANCES

If your account balance in a Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



INVESTOR SERVICE FEES

Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.


CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens an account with the Funds. Applications without this information, or without an indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Funds reserve the right to: (a) place limits on account transactions until the investor's identity is verified;
(b) refuse an investment in the Funds or (c) involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Funds and their agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity is not verified.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



                       PURCHASING SHARES


By Mail                                TO OPEN AN ACCOUNT
----------------       ---------------------------------------------------------
                       Mail a completed account application and your check payable to:

                              Sit Mutual Funds
                              P.O. Box 5166
                              Westboro, MA 01581-5166

                       Third party checks or starter checks are not accepted for initial purchases.

                       Please be sure to complete the entire application, including the selection of which Fund(s) you want to purchase.

                       Prospectuses and account applications may be viewed and printed from our website, www.sitfunds.com.

                       ---------------------------------------------------------
                                      TO ADD TO AN ACCOUNT
                       ---------------------------------------------------------
                       Mail a completed investment slip for a particular fund (which you received in your account statement) or a letter of instruction, with a check payable to:

                              Sit Mutual Funds
                              P.O. Box 5166
                              Westboro, MA 01581-5166

                       A letter of instruction must include your account number, the name(s) of the registered owner(s) and the Fund(s) that you want to purchase.

                       Starter checks are not accepted for additional purchases.

                       ---------------------------------------------------------
By Telephone                           TO OPEN AN ACCOUNT
-----------------      ---------------------------------------------------------
                       Fax a completed account application to Sit Mutual Funds at 612-342-2111, and then call us at 1-800-332-5580 or
                       612-334-5888 for a new account number and bank wiring instructions.

                       Instruct your bank to wire your investment to us using the wire instructions we have given you. Your bank may charge a wire fee. Mail the original signed account application to:

                                Sit Mutual Funds
                                P.O. Box 5166
                                Westboro, MA  01581-5166

                       NOTE FOR IRA ACCOUNTS: An IRA account cannot be opened over the telephone.

                       ---------------------------------------------------------
                                      TO ADD TO AN ACCOUNT
                       ---------------------------------------------------------
                       PAYMENT BY WIRE. Instruct your bank to wire your investment to the Sit Mutual Funds using the wire instructions on the back of the prospectus. Call us at 1-800-332-5580 or 612-334-5888 and notify us of the wire.

                       PAYMENT BY ACH. Call us at 1-800-332-5580 or
                       612-334-5888 to request that a purchase be made electronically from your bank account. The shares purchased will be priced on the next business day following your telephone request made prior to the close of the NYSE.

                       Before using the ACH feature, you must set up the ACH option on your initial account application or a Change of Account Options Form.

                       ---------------------------------------------------------
Automatically                          TO OPEN AN ACCOUNT
-----------------      ---------------------------------------------------------
                       You cannot make an initial purchase automatically.

                       ---------------------------------------------------------
                                      TO ADD TO AN ACCOUNT
                       ---------------------------------------------------------
                       You may set up an Automatic Investment Plan on your initial account application or on a Change of Account Options Form. The Plan will invest in the selected Fund electronically from your bank account (via ACH) on any day the Funds are open - either monthly, quarterly or annually.
                       ---------------------------------------------------------

                   Please see page 37 for additional general
                    rules for purchasing and selling shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



SELLING SHARES


                TO EXCHANGE SHARES                                       By Mail
-------------------------------------------------------      -------------------
You may sell shares of one Sit Fund and purchase shares of another Sit Fund by mailing a letter of instruction signed by all registered owners of the account to:

      Sit Mutual Funds
      P.O. Box 5166
      Westboro, MA  01581-5166

A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.

-------------------------------------------------------
                  TO SELL SHARES
-------------------------------------------------------
Mail a written request that includes:
o  Account number,
o Names and signatures of all registered owners exactly as they appear on the account,
o Name of Fund and number of shares or dollar amount you want to sell.
o Medallion signature guarantee(s) if you have requested that the proceeds from the sale be:
   o paid to anyone other than the registered account owners,
   o paid by check and mailed to an address other than the registered address, or
   o sent via bank wire (currently an $8 fee) to a bank different than the bank authorized by you on your account application.
o  Supporting legal documents, if required (see
   "General Rules" on following page)
o Method of payment (check, wire transfer, or ACH, see "General Rules" on following page)

NOTE FOR IRA ACCOUNTS: Mail a signed IRA Distribution
Form to Sit Mutual Funds.

-------------------------------------------------------
                TO EXCHANGE SHARES                                  By Telephone
-------------------------------------------------------      -------------------
You may sell shares of one Sit Fund and purchase shares of another Sit Fund by calling us at 1-800-332-5580 or 612-334-5888. If you call after business hours, you will need your Personal
Identification Number to use the automatic telephone system.

-------------------------------------------------------
                  TO SELL SHARES
-------------------------------------------------------
Call us at 1-800-332-5580 or 612-334-5888 and
request a sale of shares.

Before selling shares by telephone, you must set up the option on your initial account application or a Change of Account Options Form. Proceeds from the sale will be sent as directed on your application by check, bank wire or ACH. The Funds' bank charges a wire fee to send the proceeds via bank wire
(currently $8).

NOTE FOR IRA ACCOUNTS: A sale of shares from an IRA account cannot be made over the telephone. Mail a completed IRA Distribution Form to Sit Mutual Funds.

-------------------------------------------------------
                TO EXCHANGE SHARES                                 Automatically
-------------------------------------------------------      -------------------
You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account
Options Form. The Plan will sell shares of one Sit
Fund and invest in another Sit Fund automatically on any day the Funds are open - either monthly, quarterly or annually.

-------------------------------------------------------
                  TO SELL SHARES
-------------------------------------------------------
Shares may be sold through the Automatic Withdrawal
Plan (minimum $100) if the Special Services section of the initial account application is complete.

You may add this option by completing a Change of Account Options Form, and this option will begin within 10 days of the Funds' receipt of the form.

Proceeds from the sale will be sent as directed on your account application, by check or ACH.

-------------------------------------------------------

                   Please see page 37 for additional general
                    rules for purchasing and selling shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



                 GENERAL RULES FOR PURCHASING & SELLING SHARES


                               PURCHASING SHARES
--------------------------------------------------------------------------------
Shares may be purchased on any day the NYSE is open with a minimum initial investment of $5,000 per Fund.

IRA accounts (regular, Roth and SEP) require a minimum initial investment of $2,000 per Fund.

Additional investments in any account must be at least $100.

--------------------------------------------------------------------------------
                                EXCHANGING SHARES
--------------------------------------------------------------------------------
You may sell shares of one or more Sit Funds and use the proceeds to buy shares of another Sit Fund.

Before making an exchange, please read the prospectus and consider the investment objective of the Fund you are purchasing.

You may exchange shares by mail, telephone or an automatic exchange plan as described on page 34. You may also exchange shares of the Sit Funds on our website at www.sitfunds.com.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.

--------------------------------------------------------------------------------
                                 SELLING SHARES
--------------------------------------------------------------------------------
Your sale proceeds will be paid as soon as possible, generally not later than 7 business days after the Funds' receipt of your request to sell. However, if you purchased shares with nonguaranteedfunds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days.

OTHER DOCUMENTS: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

MEDALLION SIGNATURE GUARANTEE: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. A notary public stamp cannot be substituted for a medallion signature guarantee.

--------------------------------------------------------------------------------
                            RECEIPT OF SALE PROCEEDS
--------------------------------------------------------------------------------
You may receive proceeds from the sales of your shares in one of three ways:

(1) By Mail
Your check will generally be mailed to the address of record within 7 days after receipt of your request.

(2) By Wire
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. The Funds' bank charges a wire fee (currently $8) which will be deducted from the balances of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

(3) By ACH
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. Proceeds from the sale of shares from an IRA account cannot be paid using ACH.
--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



DIVIDENDS AND DISTRIBUTIONS

The Funds distribute an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a distribution, in effect, you "buy the distribution." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



TAXES

Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


TAXES ON DISTRIBUTIONS

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account). You will be notified annually of the tax status of distributions to you.

Distributions paid from a Fund's net investment income will be taxable as ordinary income or as qualified dividend income. Under current tax laws, ordinary income is taxed at higher rates than qualified dividend income, which is subject to a maximum federal tax rate of 15%. Generally, dividends that a Fund receives from domestic corporations and from foreign corporations whose stock is readily tradable on an established securities market in the U.S. or which are domiciled in countries on a list established by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors. Absent further legislation, the reduced maximum tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions paid from a Fund's net short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund's long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.

The Funds' distributions are expected to consist primarily of capital gains.


TAXES ON TRANSACTIONS

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with a $2,000 minimum investment per Fund and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA, and certain 403(b)(7) plans. You should contact the Funds for specific plan documentation. IRA and 403(b)(7) accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.



MAILING OF REGULATORY DOCUMENTS

The Funds' practice is to "household," or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Funds and the Funds will mail separate regulatory documents to each of your individual accounts within 30 days of your call.



PRIVACY POLICY

We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard our nonpublic personal information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



Additional Information



OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES

The principal investment strategies and risk factors of each Fund are outlined in the section entitled "Fund Summaries." Below are brief discussions of certain other investment practices of the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

As described in the Fund Summaries section, each Fund has a policy requiring the Fund to invest at least 80% of its net assets in the types of securities suggested by the Fund's name. Forpurposes of this requirement, net assets include the amount of any borrowings for investment purposes.


PORTFOLIO TURNOVER

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically the Funds' turnover rates have been less than 100%. The "Financial Highlights" section of this Prospectus shows each Fund's historical portfolio turnover rate. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may decrease the Fund's total return.


INVESTMENT IN THE SIT MONEY MARKET FUND

Each Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Funds by the Securities and Exchange Commission. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


TEMPORARY DEFENSIVE INVESTING

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements. As a result, a Fund may not achieve its investment objective.



FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


MID CAP GROWTH FUND

                                                                  Fiscal Years Ended June 30,
                                              2004           2003            2002            2001             2000
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of period                         $   8.06        $   7.91        $  12.37        $  23.57        $  14.54
-------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income (loss)(3)                 (.07)           (.05)           (.07)           (.08)           (.12)
Net realized and unrealized gains (losses)
   on investments                               2.24             .20           (4.16)          (7.05)          10.38
-------------------------------------------------------------------------------------------------------------------------
Total from operations                           2.17             .15           (4.23)          (7.13)          10.26
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                        --              --              --              --              --
From realized gains                               --              --            (.23)          (4.07)          (1.23)
-------------------------------------------------------------------------------------------------------------------------
Total distributions                               --              --            (.23)          (4.07)          (1.23)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
End of period                               $  10.23        $   8.06        $   7.91        $  12.37        $  23.57
-------------------------------------------------------------------------------------------------------------------------
Total investment return(1)                     26.92%           1.90%         (34.66%)        (35.21%)         73.01%
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)    $204,946        $170,173        $181,347        $360,037        $566,639

RATIOS:
Expenses to average daily net assets            1.15%(2)        1.15%(2)        1.15%(2)        1.06%(2)        1.00%(2)
Net investment income (loss) to average
   daily net assets                            (0.71%)(2)      (0.73%)(2)      (0.79%)(2)      (0.49%)(2)      (0.58%)(2)
Portfolio turnover rate (excluding
   short-term securities)                      65.14%          53.19%          60.88%          56.21%          62.21%
-------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 2004, 2003, 2002, 2001, and 2000, the investment adviser voluntarily absorbed expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25% for each of these periods and the ratio of net investment income (loss) to average daily net assets would have been (0.81%), (0.83%), (0.89%), (0.68%), and (0.83%), respectively.

(3) The net investment income (loss) per share is based on average shares outstanding for the period.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



SMALL CAP GROWTH FUND

                                                             Fiscal Years Ended June 30,
                                               2004         2003         2002         2001         2000
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
Beginning of period                          $  21.64     $  21.06     $  28.99     $  41.35     $  18.28
------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment loss (2)                          (.27)        (.18)        (.24)        (.13)        (.18)
Net realized and unrealized gains (losses)
   on investments                                3.92          .76        (7.65)      (11.65)       23.25
------------------------------------------------------------------------------------------------------------
Total from operations                            3.65          .58        (7.89)      (11.78)       23.07
------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains                                --           --         (.04)        (.58)          --
------------------------------------------------------------------------------------------------------------
Total distributions                                --           --         (.04)        (.58)          --
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
End of period                                $  25.29     $  21.64     $  21.06     $  28.99     $  41.35
------------------------------------------------------------------------------------------------------------
Total investment return (1)                     16.87%        2.75%      (27.24%)     (28.79%)     126.20%
------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)     $199,810     $182,912     $180,684     $227,888     $190,630

RATIOS:
Expenses to average daily net assets             1.50%        1.50%        1.50%        1.50%        1.50%
Net income (loss) to average
   daily net assets                             (1.10%)      (1.00%)      (0.99%)      (0.41%)      (0.83%)
Portfolio turnover rate (excluding
   short-term securities)                       65.79%       59.98%       65.25%       39.91%       39.31%
------------------------------------------------------------------------------------------------------------

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) The net investment income (loss) per share is based on average shares outstanding for the period.

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--------------------------------------------------------------------------------






















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                                       27

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                                       28

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--------------------------------------------------------------------------------






















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                                       29

NOT PART OF PROSPECTUS
--------------------------------------------------------------------------------

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORT
The Funds' Annual and Semi-Annual Reports include a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.


To request a copy of the documents listed above, or to obtain more information about the Funds:

BY TELEPHONE:
(800) 332-5580 or
(612) 334-5888

BY E-MAIL:
info@sitinvest.com

ON THE INTERNET:
Visit our website at www.sitfunds.com Visit the SEC website at www.sec.gov

BY REGULAR MAIL:
Sit Mutual Funds
P.O. Box 5166
Westboro, MA 01581-5166

BY EXPRESS MAIL:
Sit Mutual Funds
4400 Computer Drive
Westboro, MA 01581

TO WIRE MONEY FOR A PURCHASE:
PNC Bank, Pittsburgh, PA
ABA #031000053
Account #86-0690-5556
Sit Mutual Funds
For Further Credit: (shareholder name)
Account Number: (fund name and account #)


THE SAI AND THE FUNDS' REPORTS MAY ALSO BE REVIEWED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. YOU CAN GET COPIES FREE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE LISTED ABOVE, OR BY MAIL, FOR A FEE, BY CALLING THE SEC AT 1-202-942-8090, BY MAKING AN ELECTRONIC REQUEST AT THE FOLLOWING EMAIL ADDRESS: PUBLICINFO@SEC.GOV, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.




                                     [LOGO]
                                Sit Mutual Funds
                                ----------------




               1940 ACT FILE NOS. 811-03342; 811-03343; 811-06373